Stock-based compensation (Details) - Stock Compensation Plan [Member] - CAD CAD / shares in Units, CAD in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Oustanding beginning balance, Number	1,278,290	1,201,912
Options granted, Number	382,900	260,000
Options exercised, Number	(129,236)	(111,155)
Options forfeited, Number	(45,097)	(11,335)
Options expired, Number	(14,260)	(61,132)
Oustanding ending balance, Number	1,472,597	1,278,290	1,201,912
Exercisable, Number	959,813
Outstanding beginning balance, Weighted Average Exercise Price	CAD 4.68	CAD 4.68
Options granted, Weighted average exercise price	10.84	8.27
Options exercised, Weighted Average Exercise Price	3.76	2.17
Options forfeited, Weighted average exercise price	8.76	7.48
Options expired, Weighted average exercise price	41.69	24.03
Outstanding ending balance, Weighted Average Exercise Price	5.88	CAD 4.68	CAD 4.68
Exercisable, Weighted average exercise price	CAD 4.63
Options Outstanding, Weighted average remaining contractual life	2 years 10 months 17 days	3 years 4 months 2 days	3 years 8 months 16 days
Exercisable, Weighted average remaining contractual life	2 years 5 months 12 days
Outstanding beginning balance, Aggregate intrinsic value	CAD 8,411	CAD 4,400
Outstanding ending balance, Aggregate intrinsic value	8,024	CAD 8,411	CAD 4,400
Exercisable, Aggregate intrinsic value	CAD 6,462